Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2018
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair Value of Derivative Assets and Liabilities
The following table shows the fair value of our derivative instruments that are required to be measured at fair value on a recurring basis as of March 31, 2018 and December 31, 2017, which are classified as other current assets, non-current derivative assets, derivative liabilities or non-current derivative liabilities in our Consolidated Balance Sheets (in millions).

	Fair Value Measurements as of
	March 31, 2018				December 31, 2017
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
CQP Interest Rate Derivatives asset	$—	$27	$—	$27	$—	$21	$—	$21
Liquefaction Supply Derivatives asset	—	—	10	10	2	10	43	55

Fair Value Inputs, Assets, Quantitative Information
The following table includes quantitative information for the unobservable inputs for our Level 3 Physical Liquefaction Supply Derivatives as of March 31, 2018:

	Net Fair Value Asset (in millions)	Valuation Approach	Significant Unobservable Input	Significant Unobservable Inputs Range
Physical Liquefaction Supply Derivatives	$10	Market approach incorporating present value techniques	Basis Spread	$(0.515) - $0.095

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table shows the changes in the fair value of our Level 3 Physical Liquefaction Supply Derivatives during the three months ended March 31, 2018 and 2017 (in millions):

	Three Months Ended March 31,
	2018	2017
Balance, beginning of period	$43	$79
Realized and mark-to-market losses:
Included in cost of sales	(13)	(41)
Purchases and settlements:
Purchases	3	4
Settlements	(23)	(1)
Balance, end of period	$10	$41
Change in unrealized gains relating to instruments still held at end of period	$(13)	$(41)

Derivative Net Presentation on Consolidated Balance Sheets
The following table shows the fair value of our derivatives outstanding on a gross and net basis (in millions):

	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets
Offsetting Derivative Assets (Liabilities)
As of March 31, 2018
CQP Interest Rate Derivatives	$27	$—	$27
Liquefaction Supply Derivatives	25	(8)	17
Liquefaction Supply Derivatives	(9)	2	(7)
As of December 31, 2017
CQP Interest Rate Derivatives	$21	$—	$21
Liquefaction Supply Derivatives	64	(6)	58
Liquefaction Supply Derivatives	(3)	—	(3)

Interest Rate Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Schedule of Notional Amounts of Outstanding Derivative Positions
As of March 31, 2018, we had the following Interest Rate Derivatives outstanding:

	Initial Notional Amount	Maximum Notional Amount	Effective Date	Maturity Date	Weighted Average Fixed Interest Rate Paid	Variable Interest Rate Received
CQP Interest Rate Derivatives	$225 million	$1.3 billion	March 22, 2016	February 29, 2020	1.19%	One-month LIBOR

Fair Value of Derivative Instruments by Balance Sheet Location
The following table shows the fair value and location of the CQP Interest Rate Derivatives on our Consolidated Balance Sheets (in millions):

	March 31,	December 31,
Balance Sheet Location	2018	2017
Other current assets	$12	$7
Non-current derivative assets	15	14
Total derivative assets	$27	$21

Derivative Instruments, Gain (Loss)
The following table shows the changes in the fair value and settlements of our Interest Rate Derivatives recorded in derivative gain, net on our Consolidated Statements of Income during the three months ended March 31, 2018 and 2017 (in millions):

	Three Months Ended March 31,
	2018	2017
CQP Interest Rate Derivatives gain	$8	$2
SPL Interest Rate Derivatives loss	—	(2)

Liquefaction Supply Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair Value of Derivative Instruments by Balance Sheet Location
The following table shows the fair value and location of our Liquefaction Supply Derivatives on our Consolidated Balance Sheets (in millions):

	Fair Value Measurements as of (1)
Balance Sheet Location	March 31, 2018	December 31, 2017
Other current assets	$8	$41
Non-current derivative assets	9	17
Total derivative assets	17	58

Derivative liabilities	(4)	—
Non-current derivative liabilities	(3)	(3)
Total derivative liabilities	(7)	(3)

Derivative asset, net	$10	$55

(1)	Does not include a collateral call of $1 million for such contracts, which is included in other current assets in our Consolidated Balance Sheets as of both March 31, 2018 and December 31, 2017.

Derivative Instruments, Gain (Loss)
The following table shows the changes in the fair value, settlements and location of our Liquefaction Supply Derivatives recorded on our Consolidated Statements of Income during the three months ended March 31, 2018 and 2017 (in millions):

		Three Months Ended March 31,
	Statement of Income Location (1)	2018	2017
Liquefaction Supply Derivatives loss (2)	Cost of sales	$50	$39

(1)
Fair value fluctuations associated with commodity derivative activities are classified and presented consistently with the item economically hedged and the nature and intent of the derivative instrument.

(2)	Does not include the realized value associated with derivative instruments that settle through physical delivery.